UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Report to Stockholders.

(a)

Congress Intermediate Bond ETF
CAFX (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Congress Intermediate Bond ETF for the period of September 9, 2024, to October 31, 2024. You can find additional information about the Fund at https://etfs.congressasset.com/intermediate-bond-etf.html. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Congress Intermediate Bond ETF	$5	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Intermediate Bond ETF (CAFX) outperformed the Bloomberg U.S. Intermediate Government/Credit Total Return Index by seven basis points during the period of inception (09/09/24) to October 31, 2024 with a return of -1.40% compared with -1.47% for the index. During this limited period, the U.S. bond markets incurred weak performance as interest rates with maturities longer than six months rose substantially during this period. The US Treasury 2-year rate was up 0.58% and the US Treasury 10-year rate was up 0.64%. The recent movement higher in rates was primarily due to better-than expected economic releases—which lowered or delayed market expectations of future rate cuts by the Federal Reserve. The primary detractor for the Fund during this short period was the security selection within the Banks/Financials sector and US Treasury debt exposure. The primary contributor during the period was the overallocation to the Industrials sector and the asset-backed securities exposure.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/09/2024)
Congress Intermediate Bond ETF NAV	-1.40
S&P U.S. Aggregate Bond Index	-2.18
Bloomberg Intermediate Government/Credit Index	-1.47
Visit https://etfs.congressasset.com/intermediate-bond-etf.html for more recent performance information.
Congress Intermediate Bond ETF	PAGE 1	TSR-AR-74316P587

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$85,984,148
Number of Holdings	33
Net Advisory Fee	$28,277
Portfolio Turnover	7%
Average Credit Quality	AA-/A+
Effective Duration	3.63 Years
30-Day SEC Yield	4.08%
30-Day SEC Yield Unsubsidized	4.08%
Weighted Average Maturity	4.34 Years
Visit https://etfs.congressasset.com/intermediate-bond-etf.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(% of Net Assets)
United States Treasury Note/Bond	5.5%
United States Treasury Note/Bond	5.0%
United States Treasury Note/Bond	4.7%
United States Treasury Note/Bond	4.6%
United States Treasury Note/Bond	4.4%
United States Treasury Note/Bond	4.2%
United States Treasury Note/Bond	4.1%
United States Treasury Note/Bond	3.9%
Comcast Corp.	3.8%
Goldman Sachs Group, Inc.	3.7%

Industry	(% of Net Assets)
Sovereign	36.4%
Banks	9.2%
Public Finance Activities	7.8%
Diversified Telecommunication Services	5.6%
Automobile ABS	5.2%
Auto Manufacturers	4.2%
Media	3.8%
Capital Markets	3.7%
Electric	3.3%
Cash & Other	20.8%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.congressasset.com/intermediate-bond-etf.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Intermediate Bond ETF	PAGE 2	TSR-AR-74316P587

Congress Large Cap Growth ETF
CAML (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Congress Large Cap Growth ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://etfs.congressasset.com/large-cap-growth-etf.html. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Congress Large Cap Growth ETF	$77	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Large Cap Growth ETF underperformed the Russell 1000 growth index by 645 bps during the trailing 1 year period ended October 31, 2024 with a return of 36.55% vs. 43.77% for the index. During this period, U.S. equities emerged as the vanguard of global markets, buoyed by an air of investor optimism and a robust economic landscape. Our nation’s economy displayed remarkable resilience, marked by strong labor markets and easing inflation. The top contributors during the year were security selection with consumer staples, security selection within communication services, and security selection within industrials sector. The primary detractors to performance were security selection within information technology, security selection within financials, and asset allocation in healthcare.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/21/2023)
Congress Large Cap Growth ETF NAV	36.55	26.58
S&P 500 TR	38.02	26.09
Russell 1000 Growth Total Return	43.77	31.79
Visit https://etfs.congressasset.com/large-cap-growth-etf.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Congress Large Cap Growth ETF	PAGE 1	TSR-AR-74316P637

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$248,445,687
Number of Holdings	40
Net Advisory Fee	$932,371
Portfolio Turnover	33%
Visit https://etfs.congressasset.com/large-cap-growth-etf.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	5.2%
Apple, Inc.	3.7%
Costco Wholesale Corp.	3.3%
Meta Platforms, Inc. - Class A	3.3%
Eli Lilly & Co.	3.1%
ServiceNow, Inc.	3.1%
Arista Networks, Inc.	3.1%
Eaton Corp. PLC	3.1%
Microsoft Corp.	3.1%
O’Reilly Automotive, Inc.	2.8%

Industry	(% of Net Assets)
Software	14.8%
Semiconductors & Semiconductor Equipment	9.3%
Specialty Retail	7.7%
Interactive Media & Services	6.0%
Health Care Equipment & Supplies	5.2%
Pharmaceuticals	5.0%
Chemicals	4.5%
Capital Markets	4.4%
Technology Hardware, Storage & Peripherals	3.7%
Cash & Other	39.4%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.congressasset.com/large-cap-growth-etf.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Large Cap Growth ETF	PAGE 2	TSR-AR-74316P637

Congress SMid Growth ETF
CSMD (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Congress SMid Growth ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://etfs.congressasset.com/smid-growth-etf.html. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Congress SMid Growth ETF	$77	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
On a one-year period ending October 31, 2024, the Congress SMid Growth ETF returned 27.78% vs. the Russell 2500 Growth benchmark of 34.21%. The market experienced some volatility in August as investors began to raise concerns on the high costs of developing AI. In addition, the Federal Reserve cut interest rate by 50 basis points spurred a rally that favored lower quality companies. The primary detractor during the period was security selection within Information Technology, primarily not holding Super Micro Computer (+242%) and holding DoubleVerify (-39%). On the other hand, stock selection within Industrial and Consumer Discretionary were positive contributors to the performance. The top individual active contributor was Comfort Systems which returned over 115% in the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/21/2023)
Congress SMid Growth ETF NAV	27.78	13.17
S&P 500 TR	38.02	26.09
Russell 2500 Growth Total Return	34.21	17.24
Visit https://etfs.congressasset.com/smid-growth-etf.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Congress SMid Growth ETF	PAGE 1	TSR-AR-74316P645

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$196,445,627
Number of Holdings	44
Net Advisory Fee	$788,744
Portfolio Turnover	23%
30-Day SEC Yield	-0.05%
30-Day SEC Yield Unsubsidized	-0.05%
Visit https://etfs.congressasset.com/smid-growth-etf.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(% of Net Assets)
Comfort Systems USA, Inc.	4.1%
CyberArk Software Ltd.	3.6%
Curtiss-Wright Corp.	3.4%
SPS Commerce, Inc.	3.0%
Valmont Industries, Inc.	3.0%
PTC, Inc.	3.0%
Tractor Supply Co.	2.9%
First American Treasury Obligations Fund	2.8%
BJ’s Wholesale Club Holdings, Inc.	2.8%
Summit Materials, Inc. - Class A	2.7%

Industry	(% of Net Assets)
Software	11.7%
Health Care Equipment & Supplies	10.1%
Construction & Engineering	9.6%
Specialty Retail	5.4%
Electronic Equipment, Instruments & Components	4.1%
Life Sciences Tools & Services	4.0%
Aerospace & Defense	3.4%
Consumer Staples Distribution & Retail	2.8%
Construction Materials	2.7%
Cash & Other	46.2%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.congressasset.com/smid-growth-etf.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress SMid Growth ETF	PAGE 2	TSR-AR-74316P645

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Congress Large Cap Growth ETF

	FYE 10/31/2024	FYE 10/31/2023
Audit Fees	$12,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

Congress SMid Growth ETF

	FYE 10/31/2024	FYE 10/31/2023
Audit Fees	$12,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

Congress Intermediate Bond ETF

	FYE 10/31/2024	FYE 10/31/2023
Audit Fees	$7,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Congress Large Cap Growth ETF

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Congress SMid Growth ETF

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Congress Intermediate Bond ETF

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.

Congress Large Cap Growth ETF

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Congress SMid Growth ETF

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Congress Intermediate Bond ETF

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CONGRESS FUNDS
Congress Intermediate Bond ETF
Congress Large Cap Growth ETF
Congress SMid Growth ETF
Core Financial Statements
October 31, 2024

Congress Intermediate Bond ETF
Schedule of Investments
October 31, 2024

	Par	Value
CORPORATE BONDS - 47.1%
Auto Manufacturers - 4.2%
Mercedes-Benz Finance North America LLC, 3.45%, 01/06/2027(a)	$450,000	$439,379
Toyota Motor Credit Corp., 5.05%, 05/16/2029	3,100,000	3,141,274
		3,580,653
Banks - 9.2%
Bank of America Corp., 3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	2,901,000	2,781,669
JPMorgan Chase & Co., 5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	2,069,000	2,105,957
Wells Fargo & Co., 3.00%, 04/22/2026	3,125,000	3,050,368
		7,937,994
Beverages - 0.8%
Diageo Capital PLC, 2.00%, 04/29/2030	750,000	652,287
Capital Markets - 3.7%
Goldman Sachs Group, Inc., 3.50%, 11/16/2026	3,223,000	3,146,561
Consumer Staples Distribution & Retail - 2.6%
Target Corp., 3.38%, 04/15/2029	2,361,000	2,257,119
Diversified Telecommunication Services - 5.6%
AT&T, Inc., 2.75%, 06/01/2031	2,670,000	2,345,468
Verizon Communications, Inc., 3.15%, 03/22/2030	2,661,000	2,443,939
		4,789,407
Electric - 3.3%
Florida Power & Light Co., 5.05%, 04/01/2028	2,782,000	2,820,562
Health Care Providers & Services - 3.2%
UnitedHealth Group, Inc., 4.90%, 04/15/2031	2,736,000	2,751,212
Machinery - Diversified - 0.9%
John Deere Capital Corp., 4.75%, 01/20/2028	800,000	806,745
Media - 3.8%
Comcast Corp., 4.15%, 10/15/2028	3,340,000	3,280,409
Mining - 2.4%
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2033	2,065,000	2,099,214
Oil & Gas - 2.6%
BP Capital Markets America, Inc., 2.72%, 01/12/2032	2,606,000	2,257,496

	Par	Value
Oil, Gas & Consumable Fuels - 2.2%
Kinder Morgan, Inc., 5.00%, 02/01/2029	$1,921,000	$1,922,871
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	2,157,000	2,195,616
TOTAL CORPORATE BONDS (Cost $41,296,259)		40,498,146
U.S. TREASURY SECURITIES - 44.2%
United States Treasury Note/Bond
2.13%, 05/15/2025	4,080,000	4,029,717
2.13%, 05/31/2026	4,924,000	4,769,355
3.75%, 08/31/2026	3,945,000	3,914,950
4.13%, 09/30/2027	4,334,000	4,334,677
4.13%, 07/31/2028	1,750,000	1,747,676
3.63%, 08/31/2029	1,566,000	1,530,398
3.88%, 09/30/2029	3,672,000	3,623,662
4.63%, 09/30/2030	3,716,000	3,797,723
4.25%, 02/28/2031	2,716,000	2,720,986
3.63%, 09/30/2031	750,000	723,164
4.13%, 11/15/2032	3,545,000	3,518,136
4.50%, 11/15/2033	3,279,000	3,333,565
TOTAL U.S. TREASURY SECURITIES (Cost $38,797,719)		38,044,009
ASSET-BACKED SECURITIES - 5.2%
Ford Credit Auto Owner Trust, Series 2023-A, Class A3, 4.65%, 02/15/2028	2,000,000	2,001,004
GM Financial Leasing Trust, Series 2024-2, Class A2A, 5.43%, 09/21/2026	2,489,450	2,500,130
TOTAL ASSET-BACKED SECURITIES (Cost $4,511,022)		4,501,134
	Shares
SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
First American Treasury Obligations Fund - Class X, 4.79%(b)	2,193,534	2,193,534
TOTAL SHORT-TERM INVESTMENTS (Cost $2,193,534)		2,193,534
TOTAL INVESTMENTS - 99.1% (Cost $86,798,534)		$85,236,823
Other Assets in Excess of Liabilities - 0.9%		747,325
TOTAL NET ASSETS - 100.0%		$85,984,148

The accompanying notes are an integral part of these financial statements.

1

Congress Intermediate Bond ETF
Schedule of Investments
October 31, 2024(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $439,379 or 0.5% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

2

Congress Large Cap Growth ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 2.7%
Howmet Aerospace, Inc.	66,970	$6,678,249
Biotechnology - 1.8%
Vertex Pharmaceuticals, Inc.(a)	9,494	4,518,954
Broadline Retail - 2.7%
Amazon.com, Inc.(a)	35,297	6,579,361
Capital Markets - 4.4%
Goldman Sachs Group, Inc.	11,645	6,029,664
Moody’s Corp.	10,514	4,773,777
		10,803,441
Chemicals - 4.5%
Ecolab, Inc.	23,632	5,807,091
Sherwin-Williams Co.	15,020	5,388,726
		11,195,817
Commercial Services & Supplies - 2.3%
Cintas Corp.	28,168	5,797,256
Communications Equipment - 3.1%
Arista Networks, Inc.(a)	19,832	7,663,878
Construction Materials - 2.0%
Martin Marietta Materials, Inc.	8,512	5,041,998
Consumer Staples Distribution & Retail - 3.3%
Costco Wholesale Corp.	9,312	8,140,364
Electrical Equipment - 3.1%
Eaton Corp. PLC	23,030	7,636,287
Entertainment - 2.1%
Netflix, Inc.(a)	6,969	5,268,773
Financial Services - 2.6%
Visa, Inc. - Class A	21,779	6,312,643
Health Care Equipment & Supplies - 5.2%
Boston Scientific Corp.(a)	73,598	6,183,704
Intuitive Surgical, Inc.(a)	13,518	6,810,909
		12,994,613
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc.(a)	94,987	5,297,425
Insurance - 2.6%
Arthur J Gallagher & Co.	22,871	6,431,325
Interactive Media & Services - 6.0%
Alphabet, Inc. - Class A	39,052	6,682,188
Meta Platforms, Inc. - Class A	14,283	8,106,745
		14,788,933

	Shares	Value
Life Sciences Tools & Services -1.7%
Thermo Fisher Scientific, Inc.	7,865	$4,296,807
Machinery - 2.1%
Parker-Hannifin Corp.	8,385	5,316,677
Media - 2.0%
Trade Desk, Inc. - Class A(a)	42,056	5,055,552
Oil Gas & Consumable Fuels - 0.0%(b)
Exxon Mobil Corp.	480	56,055
Pharmaceuticals - 5.0%
Eli Lilly & Co.	9,412	7,809,513
Zoetis, Inc.	26,285	4,699,232
		12,508,745
Semiconductors & Semiconductor Equipment - 9.3%
NVIDIA Corp.	97,118	12,893,386
NXP Semiconductors NV	24,032	5,635,504
Onto Innovation, Inc.(a)	22,580	4,478,291
		23,007,181
Software - 14.8%
Intuit, Inc.	9,763	5,958,359
Microsoft Corp.	18,775	7,629,221
Palo Alto Networks, Inc.(a)	13,588	4,896,164
Salesforce, Inc.	15,170	4,420,083
ServiceNow, Inc.(a)	8,261	7,707,430
Synopsys, Inc.(a)	12,016	6,171,538
		36,782,795
Specialty Retail - 7.7%
O’Reilly Automotive, Inc.(a)	6,018	6,939,596
The Home Depot, Inc.	15,020	5,914,125
TJX Cos., Inc.	55,826	6,310,013
		19,163,734
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	40,554	9,161,554
TOTAL COMMON STOCKS (Cost $209,653,776)		240,498,417
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Treasury Obligations Fund - Class X, 4.79%(c)	2,805,651	2,805,651
TOTAL SHORT-TERM INVESTMENTS (Cost $2,805,651)		2,805,651
TOTAL INVESTMENTS - 97.9% (Cost $212,459,427)		$243,304,068
Other Assets in Excess of Liabilities - 2.1%		5,141,619
TOTAL NET ASSETS - 100.0%		$248,445,687

The accompanying notes are an integral part of these financial statements.

3

Congress Large Cap Growth ETF
Schedule of Investments
October 31, 2024(Continued)
Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

4

Congress SMid Growth ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 95.6%
Aerospace & Defense - 3.4%
Curtiss-Wright Corp.	19,473	$6,717,406
Banks - 2.0%
Western Alliance Bancorp	46,831	3,896,808
Biotechnology - 2.4%
Halozyme Therapeutics, Inc.(a)	93,839	4,745,438
Broadline Retail - 2.0%
Ollie’s Bargain Outlet Holdings, Inc.(a)	42,070	3,863,288
Building Products - 2.4%
AZEK Co., Inc.(a)	106,990	4,707,560
Capital Markets - 2.4%
Morningstar, Inc.	14,149	4,641,580
Communications Equipment - 1.3%
Calix, Inc.(a)	73,382	2,596,255
Construction & Engineering - 9.6%
Comfort Systems USA, Inc.	20,720	8,102,349
Sterling Infrastructure, Inc.(a)	32,314	4,990,897
Valmont Industries, Inc.	18,784	5,854,597
		18,947,843
Construction Materials - 2.7%
Summit Materials, Inc. - Class A(a)	111,708	5,296,076
Consumer Staples Distribution & Retail - 2.8%
BJ’s Wholesale Club Holdings, Inc.(a)	63,942	5,417,806
Containers & Packaging - 1.9%
Avery Dennison Corp.	18,110	3,749,313
Distributors - 2.0%
Pool Corp.	10,696	3,868,101
Electrical Equipment - 2.3%
nVent Electric PLC	59,967	4,471,739
Electronic Equipment, Instruments & Components - 4.1%
Badger Meter, Inc.	19,628	3,926,581
CDW Corp./DE	22,154	4,170,048
		8,096,629
Energy Equipment & Services - 2.4%
Cactus, Inc. - Class A	79,444	4,710,235
Food Products - 1.6%
Simply Good Foods Co.(a)	92,263	3,105,573
Ground Transportation - 1.5%
Werner Enterprises, Inc.	82,814	3,055,009

	Shares	Value
Health Care Equipment & Supplies - 10.1%
Cooper Cos., Inc.(a)	44,400	$4,647,792
Insulet Corp.(a)	19,458	4,505,111
Penumbra, Inc.(a)	10,292	2,355,530
STERIS PLC	17,436	3,868,176
UFP Technologies, Inc.(a)	16,795	4,484,265
		19,860,874
Health Care Providers & Services - 1.3%
Option Care Health, Inc.(a)	111,084	2,559,375
Hotels, Restaurants & Leisure - 1.7%
Choice Hotels International, Inc.	24,200	3,376,142
Insurance - 1.7%
Kinsale Capital Group, Inc.	7,630	3,266,479
Life Sciences Tools & Services - 4.0%
Medpace Holdings, Inc.(a)	15,871	4,986,986
Repligen Corp.(a)	20,831	2,796,978
		7,783,964
Machinery - 1.8%
Lincoln Electric Holdings, Inc.	18,522	3,566,596
Oil, Gas & Consumable Fuels - 1.8%
Range Resources Corp.	118,495	3,558,405
Personal Care Products - 2.1%
e.l.f Beauty, Inc.(a)	38,549	4,057,282
Pharmaceuticals - 2.4%
Prestige Consumer Healthcare, Inc.(a)	64,616	4,765,430
Professional Services - 2.4%
KBR, Inc.	71,356	4,781,566
Semiconductors & Semiconductor Equipment - 2.4%
Entegris, Inc.	45,070	4,719,280
Software - 11.7%
CommVault Systems, Inc.(a)	26,297	4,107,328
CyberArk Software Ltd.(a)	25,524	7,057,897
PTC, Inc.(a)	31,590	5,854,575
SPS Commerce, Inc.(a)	35,634	5,879,610
		22,899,410
Specialty Retail - 5.4%
Tractor Supply Co.	21,480	5,703,155
Williams-Sonoma, Inc.	37,109	4,977,430
		10,680,585
TOTAL COMMON STOCKS (Cost $175,794,478)		187,762,047

The accompanying notes are an integral part of these financial statements.

5

Congress SMid Growth ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.6%
Terreno Realty Corp.	53,832	$3,227,228
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,255,342)		3,227,228
SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%
First American Treasury Obligations Fund - Class X, 4.79%(b)	5,462,196	5,462,196
TOTAL SHORT-TERM INVESTMENTS (Cost $5,462,196)		5,462,196
TOTAL INVESTMENTS - 100.0% (Cost $184,512,016)		$196,451,471
Liabilities in Excess of Other Assets - (0.0)%(c)		(5,844)
TOTAL NET ASSETS - 100.0%		$196,445,627

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

CONGRESS FUNDS
Statements of Assets and Liabilities
October 31, 2024

	Congress Intermediate Bond ETF	Congress Large Cap Growth ETF	Congress SMid Growth ETF
ASSETS:
Investments, at value	$85,236,823	$243,304,068	$196,451,471
Interest receivable	686,768	10,643	20,756
Cash	84,800	—	—
Receivable for investments sold	—	5,233,182	—
Receivable for fund shares sold	—	992,412	1,158,972
Dividends receivable	—	11,310	35,981
Receivable for transaction fee	—	59	—
Prepaid expenses and other assets	—	104	104
Total assets	86,008,391	249,551,778	197,667,284
LIABILITIES:
Payable to adviser	24,075	133,785	111,466
Payable for transaction fee	168	—	—
Payable for investments purchased	—	972,306	1,110,191
Total liabilities	24,243	1,106,091	1,221,657
NET ASSETS	$85,984,148	$248,445,687	$196,445,627
NET ASSETS CONSISTS OF:
Paid-in capital	$87,549,804	$220,991,766	$185,440,655
Total distributable earnings/(accumulated losses)	(1,565,656)	27,453,921	11,004,972
Total net assets	$85,984,148	$248,445,687	$196,445,627
Net assets	$85,984,148	$248,445,687	$196,445,627
Shares issued and outstanding	3,500,000	7,510,000	6,780,000
Net asset value per share	$24.57	$33.08	$28.97
Cost:
Investments, at cost	$86,798,534	$212,459,427	$184,512,016

The accompanying notes are an integral part of these financial statements.

7

CONGRESS FUNDS
Statements of Operations
For the Period Ended October 31, 2024

	Congress Intermediate Bond ETF(a)	Congress Large Cap Growth ETF	Congress SMid Growth ETF
INVESTMENT INCOME:
Dividend income	$—	$1,022,914	$555,012
Less: Dividend withholding taxes	—	(8,918)	—
Interest income	338,887	85,361	128,190
Other income	—	654	644
Total investment income	338,887	1,100,011	683,846
EXPENSES:
Investment advisory fee	28,277	932,371	788,744
Total expenses	28,277	932,371	788,744
Net investment income/(loss)	310,610	167,640	(104,898)
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(25,464)	(3,480,481)	(818,331)
Redemptions in-kind	—	1,231,235	324,652
Net realized loss	(25,464)	(2,249,246)	(493,679)
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,561,711)	30,890,150	12,196,029
Net change in unrealized appreciation/(depreciation)	(1,561,711)	30,890,150	12,196,029
Net realized and unrealized gain/(loss)	(1,587,175)	28,640,904	11,702,350
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,276,565)	$28,808,544	$11,597,452

(a)	Inception date of the Fund was September 9, 2024.
The accompanying notes are an integral part of these financial statements.

8

CONGRESS FUNDS
Statements of Changes in Net Assets
October 31, 2024

	Congress Intermediate Bond	Congress Large Cap Growth ETF
	Period Ended October 31, 2024(a)	Year Ended October 31, 2024	Period Ended October 31, 2023(b)
OPERATIONS:
Net investment income	$310,610	$167,640	$798
Net realized loss	(25,464)	(2,249,246)	(5,838)
Net change in unrealized appreciation/(depreciation)	(1,561,711)	30,890,150	(45,509)
Net increase/(decrease) in net assets from operations	(1,276,565)	28,808,544	(50,549)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(289,091)	(72,862)	—
Total distributions to shareholders	(289,091)	(72,862)	—
CAPITAL TRANSACTIONS:
Subscriptions	87,545,786	211,147,173	13,152,129
Redemptions	—	(4,539,517)	—
ETF transaction fees (See Note #6)	4,018	769	—
Net increase in net assets from capital transactions	87,549,804	206,608,425	13,152,129
Net increase in net assets	85,984,148	235,344,107	13,101,580
NET ASSETS:
Beginning of the period	—	13,101,580	—
End of the period	$85,984,148	$248,445,687	$13,101,580
SHARES TRANSACTIONS
Subscriptions	3,500,000	7,110,000	540,000
Redemptions	—	(140,000)	—
Total increase in shares outstanding	3,500,000	6,970,000	540,000

(a)	Inception date of the Fund was September 9, 2024.
(b)	Inception date of the Fund was August 21, 2023.
The accompanying notes are an integral part of these financial statements.

9

CONGRESS FUNDS
Statements of Changes in Net Assets
October 31, 2024(Continued)

	Congress SMid Growth ETF
	Year Ended October 31, 2024	Period Ended October 31, 2023(a)
OPERATIONS:
Net investment income/(loss)	$(104,898)	$230
Net realized loss	(493,679)	(2,806)
Net change in unrealized appreciation/(depreciation)	(12,196,029)	(256,574)
Net increase/(decrease) in net assets from operations	11,597,452	(259,150)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(8,678)	—
Total distributions to shareholders	(8,678)	—
CAPITAL TRANSACTIONS:
Subscriptions	174,707,781	11,598,562
Redemptions	(1,190,340)	—
Net increase in net assets from capital transactions	173,517,441	11,598,562
Net increase in net assets	185,106,215	11,339,412
NET ASSETS:
Beginning of the period	11,339,412	—
End of the period	$196,445,627	$11,339,412
SHARES TRANSACTIONS
Subscriptions	6,320,000	500,000
Redemptions	(40,000)	—
Total increase in shares outstanding	6,280,000	500,000

(a)	Inception date of the Fund was August 21, 2023.
The accompanying notes are an integral part of these financial statements.

10

Congress Intermediate Bond ETF
Financial Highlights

Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.14
Net realized and unrealized loss on investments(c)	(0.49)
Total from investment operations	(0.35)
LESS DISTRIBUTIONS FROM
Net investment income	(0.08)
Total distributions	(0.08)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$24.57
Total return at NAV(e)(h)	−1.40%
Total return at MKT(e)(h)	−1.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$85,984
Ratio of expenses to average net assets(f)	0.35%
Ratio of net investment income to average net assets(f)	3.84%
Portfolio turnover rate(e)(g)	7%

(a)	Inception date of the Fund was September 9, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption at the net asset value on the last day of the period. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and sale at the market value on the last day of the period. The market price per share as of October 31, 2024 was $24.60.

The accompanying notes are an integral part of these financial statements.

11

Congress Large Cap Growth ETF
Financial Highlights

	Year Ended October 31, 2024	Period Ended October 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.26	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.01
Net realized and unrealized gain (loss) on investments(c)	8.82	(0.75)
Total from investment operations	8.86	(0.74)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	—
Total distributions	(0.04)	—
ETF transaction fees per share	0.00(d)	—
Net asset value, end of period	$33.08	$24.26
Total return at NAV(f)(h)	36.55%	−2.95%
Total return at MKT(f)(h)	36.44%	—
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$248,446	$13,102
Ratio of expenses to average net assets(e)	0.65%	0.65%
Ratio of net investment income to average net assets(e)	0.12%	0.20%
Portfolio turnover rate(g)	33%	7%

(a)	Inception date of the Fund was August 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption at the net asset value on the last day of the period. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and sale at the market value on the last day of the period. The market price per share as of October 31, 2024 was $33.06.

The accompanying notes are an integral part of these financial statements.

12

Congress SMid Growth ETF
Financial Highlights

	Year Ended October 31, 2024	Period Ended October 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.68	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)	—
Net realized and unrealized gain (loss) on investments(c)	6.33	(2.32)
Total from investment operations	6.30	(2.32)
Net investment income	(0.01)	—
Total distributions	(0.01)	—
Net asset value, end of period	$28.97	$22.68
Total return at NAV(f)(g)	27.78%	−9.28%
Total return at MKT(f)(g)	27.89%	—
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$196,446	$11,339
Ratio of expenses to average net assets(d)	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(d)	(0.09)%	0.06%
Portfolio turnover rate(e)	23%	1%

(a)	Inception date of the Fund was August 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Not annualized for periods less than one year.
(g)
Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption at the net asset value on the last day of the period. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and sale at the market value on the last day of the period. The market price per share as of October 31, 2024 was $29.01.

The accompanying notes are an integral part of these financial statements.

13

CONGRESS FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2024
NOTE 1 – ORGANIZATION
Large Cap Growth ETF, SMid Growth ETF, and Intermediate Bond ETF (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Large Cap Growth ETF and SMid Growth ETF commenced operations on August 22, 2023. The Intermediate Bond ETF commenced operations on September 9, 2024.
Large Cap Growth ETF’s investment objective is to seek long-term capital growth. SMid Growth ETF’s investment objective is to seek long-term capital appreciation. Intermediate Bond ETF’s investment objective is to seek maximize total return.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Effective September 8, 2022, the Board approved Congress Asset Management Company, LLP (the “Advisor”), as the Funds’ valuation designee under Rule 2a-5.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

14

CONGRESS FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024. See the Schedules of Investments for industry breakouts.
Intermediate Bond ETF

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$40,498,146	$ —	$ 40,498,146
U.S. Treasury Securities	—	38,044,009	—	38,044,009
Asset-Backed Securities	—	4,501,134	—	4,501,134
Money Market Funds	2,193,534	—	—	2,193,534
Total Investments in Securities	$2,193,534	$83,043,289	$—	$85,236,823

Large Cap Growth ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$240,498,417	$ —	$ —	$240,498,417
Short-Term Investments	2,805,651	—	—	2,805,651
Total Investments in Securities	$243,304,068	$—	$—	$243,304,068

SMid Growth ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$187,762,047	$ —	$ —	$187,762,047
Real Estate Investment Trusts	3,227,228	—	—	3,227,228
Money Market Funds	5,462,196	—	—	5,462,196
Total Investments in Securities	$196,451,471	$—	$—	$196,451,471

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.
The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

15

CONGRESS FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.
As of the year and period ended October 31, 2024, the Funds had capital loss carry-forward and deferred post-October and late year losses as follows:

	Capital Loss Carryover		Post-October Losses
	Short-Term	Long-Term	Capital	Ordinary Late Year Losses
Intermediate Bond ETF	$24,806	$ —	$ —	$ —
Large Cap Growth ETF	3,440,995	—	—	—
SMid Growth ETF	795,954	—	—	113,346

As of October 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of October 31, 2024, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Funds limit

16

CONGRESS FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year and period ended October 31, 2024, the following adjustments were made[1]:

	Distributable (Accumulated) Earnings (Losses)	Paid-In Capital
Intermediate Bond ETF	$—	$ —
Large Cap Growth ETF	(1,231,212)	1,231,212
SMid Growth ETF	(324,652)	324,652

K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly unitary fee. For each of the Funds, the Advisor is entitled to a monthly unitary fee as compensation for its services at the annual rates shown in the following table:

Current
Intermediate Bond ETF	0.35%
Large Cap Growth ETF	0.65%
SMid Growth ETF	0.68%

The advisory fees incurred during the year and period ended October 31, 2024, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

17

CONGRESS FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from the sale or maturity of securities, excluding government and short-term securities, for the year and period ended October 31, 2024, were as follows:

Fund	Purchases	Sales/Maturities	Purchases In-Kind	Sales In-Kind
Intermediate Bond ETF	$8,367,367	$5,211,205	$42,665,718	—
Large Cap Growth ETF	46,167,497	50,242,902	207,458,063	4,444,221
SMid Growth ETF	26,966,337	26,201,278	168,785,426	1,153,408

There were no purchases or sales of long-term U.S. Government securities for Large Cap Growth ETF and SMid Growth ETF for the year ended October 31, 2024. There were $34,765,731 of in-kind purchases and no sales of long-term U.S. Government securities for Intermediate Bond ETF for the period ended October 31, 2024.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year and period ended October 31, 2024, as applicable, were as follows:
Intermediate Bond ETF:

2024
Distributions paid from:
Ordinary income	$289,091
Long-term capital gain[1]	—
$289,091

Large Cap Growth ETF:

2024
Distributions paid from:
Ordinary income	$72,862
Long-term capital gain[1]	—
$72,862

SMid Growth ETF:

2024
Distributions paid from:
Ordinary income	$ 8,678
Long-term capital gain[1]	—
$8,678

1 Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).

18

CONGRESS FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
The components of accumulated earnings (losses) on a tax basis as of the most recent fiscal period ended October 31, 2024, were as follows 2:

	Intermediate Bond ETF	Large Cap Growth ETF	SMid Growth ETF
Cost of investments	$86,799,262	$212,504,728	$184,537,199
Gross tax unrealized appreciation	—	33,454,526	20,995,304
Gross tax unrealized depreciation	(1,562,439)	(2,655,186)	(9,081,032)
Net unrealized appreciation (depreciation)	(1,562,439)	30,799,340	11,914,272
Undistributed ordinary income	21,589	95,576	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	21,589	95,576	—
Other accumulated gains (losses)	(24,806)	(3,440,995)	(909,300)
Total distributable (accumulated) earnings (losses)	$(1,565,656)	$27,453,921	$11,004,972

2 The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV. The Funds issue and redeem Shares (“Shares”) at net asset value per share (“NAV”) only in large blocks of Shares (“Creation Units” or “Creation Unit Aggregations”). Each Creation Units is made up of at least 10,000 Shares, though these amounts may change from time to time. The Funds generally offer and issue Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are also redeemable only in Creation Unit aggregations, principally for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors (authorized participants) who have entered into agreements with the Trust’s distributor, can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares of the Funds are not redeemable securities.

19

Congress Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the Congress Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Congress Intermediate Bond ETF, Congress Large Cap Growth ETF, Congress SMID Growth ETF, (the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of October 31, 2024, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2024, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Professionally Managed Portfolios	Statement of operations	Statements of changes in net assets	Financial Highlights
Congress Intermediate Bond ETF	For the period September 9, 2024 (commencement of operations) through October 31, 2024	For the period September 9, 2024 (commencement of operations) through October 31, 2024	For the period September 9, 2024 (commencement of operations) through October 31, 2024
Congress Large Cap Growth ETF, Congress SMID Growth ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period August 21, 2023 (commencement of operations) through October 31, 2023	For the year ended October 31, 2024 and for the period August 21, 2023 (commencement of operations) through October 31, 2023

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities

20

Congress Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 27, 2024

21

CONGRESS FUNDS
Approval of Investment Advisory Agreement (Unaudited)
Appendix A
Congress Large Cap Growth ETF
Congress SMid Growth ETF
At a meeting held on May 18-19, 2023, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) for each of the Congress Large Cap Growth ETF and the Congress SMid Growth ETF (each, a “Fund” and together, the “Funds”), each a new series of Professionally Managed Portfolios with Congress Asset Management (the “Adviser”). At this meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services to be provided by the Adviser to the Funds under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:
1. The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Trustees discussed the nature, extent and quality of the Adviser’s overall services to be provided to the Funds as well as its specific responsibilities in all aspects of the day-to-day management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Adviser that would be involved in the day-to-day activities of the Funds. The Board reviewed the proposed services the Adviser would provide to the Funds, including services that extended beyond portfolio management and the receipt of any additional fees by the Adviser or its affiliates. The Board considered the structure of the Adviser’s compliance procedures and the trading capability of the Adviser. After reviewing the Adviser’s compliance policies and procedures, the Board concluded that the policies and procedures were reasonably designed to prevent a violation of the federal securities laws. The Board then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory.
2. The Fund’s historical performance and the overall performance of the Adviser. As each Fund was newly created, the Board was unable to review the performance of the Funds. The Trustees further noted that while each Fund is a new Fund without any prior performance, the Large Cap Growth ETF will be managed with substantially similar investment strategy as a corresponding series in the Trust that is operated as a mutual fund. The Board considered the investment performance of the corresponding series.
3. Costs of Services Provided and Profits Realized by the Adviser. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Morningstar peer group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.” The Board noted the importance of the fact that the proposed advisory fee for each New Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Trustees considered the management fees and expenses of the Large Cap Growth ETF in comparison to the advisory fees and other fees and expenses of other existing series of the Trust, noting that, as compared to the other series of the Trust that is operated as a mutual fund, the Fund has a unitary management fee structure which will cover most of the ordinary operating expenses of the Fund. The Trustees noted that because the Adviser would be assuming many of the operating expenses of the Fund, the total expense ratio for the Fund is substantially lower than that of the corresponding mutual fund series of the Trust. The Board further noted that because the Funds are new, it was difficult to estimate

22

CONGRESS FUNDS
Approval of Investment Advisory Agreement (Unaudited)(Continued)
the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.
4. Economies of Scale. The Board also considered that economies of scale could be expected to be realized by the Adviser as the assets of each Fund grows. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitation. The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, as it had yet to commence operations, but would revisit this issue in the future as circumstances changed and asset levels increased.
5. The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Trustees discussed the likely overall profitability of the Adviser from managing each Fund. In assessing possible profitability, the Trustees reviewed the Adviser’s financial information and took into account both the likely direct and indirect benefits to the Adviser from advising the Funds. The Trustees concluded that the Adviser’s profit from managing the Funds would likely not be excessive and, after review of relevant financial information, the Adviser would have adequate capitalization and/or would maintain adequate profit levels to support the Funds.
No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather, the Board based its determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable. The Board therefore determined that the Advisory Agreement would be in the best interests of the Funds and their shareholders.

23

Congress Intermediate Bond etf
Approval of Investment Advisory Agreement (Unaudited)
At a meeting held on August 14-15, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) for the Congress Intermediate Bond ETF (the “Fund”), a new series of Professionally Managed Portfolios with Congress Asset Management (the “Adviser”). At this meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:
1. The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Trustees discussed the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of the day-to-day management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Adviser that would be involved in the day-to-day activities of the Fund. The Board reviewed the proposed services the Adviser would provide to the Fund, including services that extended beyond portfolio management and the receipt of any additional fees by the Adviser or its affiliates. The Board considered the structure of the Adviser’s compliance procedures and the trading capability of the Adviser. After reviewing the Adviser’s compliance policies and procedures, the Board concluded that the policies and procedures were reasonably designed to prevent a violation of the federal securities laws. The Board then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory.
2. The Fund’s historical performance and the overall performance of the Adviser. As the Fund was newly created, the Board was unable to review the performance of the Fund; however, the Board reviewed performance of the similarly managed composite and noted differences between what the composite and the Fund may invest in.
3. Costs of Services Provided and Profits Realized by the Adviser. The Board reviewed the proposed advisory fee for the Fund and compared it to the management fees and total operating expenses of its Morningstar peer group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.” The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the unified fee except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.
4. Economies of Scale. The Board also considered that economies of scale could be expected to be realized by the Adviser as the assets of the Fund grows. The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, as it had yet to commence operations, but would revisit this issue in the future as circumstances changed and asset levels increased.
5. The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Trustees discussed the likely overall profitability of the Adviser from managing the Fund. In assessing possible profitability, the Trustees reviewed the Adviser’s financial information and took into account both the likely direct and indirect benefits to the Adviser from advising the Fund. The Trustees concluded that the Adviser’s profit from

24

Congress Intermediate Bond etf
Approval of Investment Advisory Agreement (Unaudited)(Continued)
managing the Fund would likely not be excessive and, after review of relevant financial information, the Adviser would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.
No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather, the Board based its determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable. The Board therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

25

Congress Funds
ADDITIONAL INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended October 31, 2024, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Congress Large Cap Growth ETF	100.00%
Congress SMid Growth ETF	100.00%
Congress Intermediate Bond ETF	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2024, was as follows:

Congress Large Cap Growth ETF	100.00%
Congress SMid Growth ETF	100.00%
Congress Intermediate Bond ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended October 31, 2024, was as follows:

Congress Large Cap Growth ETF	0.00%
Congress SMid Growth ETF	0.00%
Congress Intermediate Bond ETF	0.00%

INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Fund’s website at https://etfs.congressasset.com/
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT reports may also be obtained by calling (888) 688-1299.

26

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	1/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	1/10/2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	1/10/2025

* Print the name and title of each signing officer under his or her signature.